Acquisitions (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cash		$ 4,000
Loans receivable		43,000
Other current assets	1,600	1,000
Property and equipment	72,500	115,000
Intangible assets	98,000	311,000
Goodwill	278,700	935,000
Other non-current assets	4,400	12,000
Total Assets Acquired	$ 455,200	$ 1,421,000